COMMITMENTS	12 Months Ended
Dec. 31, 2011
COMMITMENTS
20.	COMMITMENTS

(a)	Rental leases

The Group has entered into operating lease agreements principally for its office spaces in the PRC. These leases expire through 2015 and are renewable upon negotiation. Rental expenses under operating leases for the years ended December 31, 2009, 2010 and 2011 were $1,915, $2,626 and $2,528, respectively.

Future minimum rental lease payments under non-cancellable operating leases agreements were as follows:

Year

2012	$2,565
2013	967
2014	124
2015	52
$3,708

(b)	Concession fees

The Group has entered into concession right agreements with vendors, such as airports, airlines and a petroleum company. The contract terms of such concession rights are usually three to five years. The concession rights expire through 2015 and are renewable upon negotiation. Concession fees charged into statements of operations for the years ended December 31, 2009, 2010 and 2011 were $110,075, $134,293 and $160,199, respectively.

Future minimum concession fee payments under non-cancellable concession right agreements were as follows:

Year

2012	$165,703
2013	68,309
2014	48,587
2015	44,339
2016	9,119
2017 and thereafter	47,536
$383,593

(c)	Capital commitments

The Group has entered into purchase agreements with vendors for media equipment in airports and gas stations. The minimum purchase payments under non-cancellable purchase agreements were $5,704, nil, $16, nil, nil, and $52 for the years ending December 31, 2012, 2013, 2014, 2015, 2016, 2017 and thereafter, respectively.